Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 101 - Investment, Identifier [Axis]: Participant Loan Fund	12 Months Ended
Sep. 30, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 775,457
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	9.50%